UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03591

Calvert Variable Series, Inc.

(Exact Name of Registrant as Specified in Charter)

2050 M Street NW, Suite 200, Washington, DC 20036

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(202) 238-2200

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Calvert VP SRI Balanced Portfolio

Class F CVPSBF

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the Calvert VP SRI Balanced Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$46	0.90%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Key Fund Statistics

Total Net Assets	$449,583,852
# of Portfolio Holdings	498
Portfolio Turnover Rate	89%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.0%
Collateralized Mortgage Obligations	1.2%
Commercial Mortgage-Backed Securities	3.2%
Asset-Backed Securities	4.6%
U.S. Treasury Obligations	6.3%
Short-Term Investments	7.2%
U.S. Government Agency Mortgage-Backed Securities	9.6%
Corporate Bonds	10.0%
Common Stocks	55.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	4.8%
NVIDIA Corp.	4.6%
Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA	4.4%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	3.4%
Apple, Inc.	3.1%
Amazon.com, Inc.	2.9%
Alphabet, Inc., Class C	2.6%
Broadcom, Inc.	2.1%
U.S. Treasury Notes, 4.125%, 2/28/27	1.9%
Visa, Inc., Class A	1.5%
Total	31.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

CVPSBF-TSR-SAR

Calvert VP SRI Balanced Portfolio

Class I CVPSBI

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the Calvert VP SRI Balanced Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.65%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Key Fund Statistics

Total Net Assets	$449,583,852
# of Portfolio Holdings	498
Portfolio Turnover Rate	89%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.0%
Collateralized Mortgage Obligations	1.2%
Commercial Mortgage-Backed Securities	3.2%
Asset-Backed Securities	4.6%
U.S. Treasury Obligations	6.3%
Short-Term Investments	7.2%
U.S. Government Agency Mortgage-Backed Securities	9.6%
Corporate Bonds	10.0%
Common Stocks	55.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	4.8%
NVIDIA Corp.	4.6%
Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA	4.4%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	3.4%
Apple, Inc.	3.1%
Amazon.com, Inc.	2.9%
Alphabet, Inc., Class C	2.6%
Broadcom, Inc.	2.1%
U.S. Treasury Notes, 4.125%, 2/28/27	1.9%
Visa, Inc., Class A	1.5%
Total	31.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

CVPSBI-TSR-SAR

Calvert VP SRI Mid Cap Portfolio

CVPSMC

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the Calvert VP SRI Mid Cap Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Calvert VP SRI Mid Cap Portfolio	$49	0.99%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Key Fund Statistics

Total Net Assets	$23,722,946
# of Portfolio Holdings	63
Portfolio Turnover Rate	13%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Consumer Staples	3.5%
Materials	4.7%
Utilities	4.9%
Real Estate	7.3%
Health Care	7.9%
Consumer Discretionary	14.3%
Information Technology	15.6%
Financials	17.1%
Industrials	24.7%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Core & Main, Inc., Class A	3.2%
AMETEK, Inc.	3.0%
Motorola Solutions, Inc.	3.0%
AptarGroup, Inc.	2.9%
TE Connectivity PLC	2.7%
VeriSign, Inc.	2.6%
Equity LifeStyle Properties, Inc.	2.6%
CMS Energy Corp.	2.5%
IDEXX Laboratories, Inc.	2.5%
Aramark	2.4%
Total	27.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

CVPSMC-TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Calvert
VP SRI Balanced Portfolio
Semi-Annual Financial Statements and
Additional Information
June 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2025
Calvert
VP SRI Balanced Portfolio
Item 8 of Form N-CSR is Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
VP SRI Balanced Portfolio
June 30, 2025
Schedule of Investments (Unaudited)

Asset-Backed Securities — 5.1%

Security	Principal Amount* (000's omitted)	Value
AASET, Series 2025-1A, Class A, 5.943%, 2/16/50(1)	561	$ 572,337
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class B, 5.117%, 9/15/32(1)	186	187,332
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C, 6.11%, 12/20/30(1)	100	101,825
Cajun Global LLC:
Series 2021-1, Class A2, 3.931%, 11/20/51(1)	25	24,610
Series 2025-1A, Class A2, 6.554%, 2/20/55(1)	240	247,275
Castlelake Aircraft Structured Trust, Series 2025-1A, Class A, 5.783%, 2/15/50(1)	701	711,670
Cloud Capital Holdco LP:
Series 2024-1A, Class A2, 5.781%, 11/22/49(1)	545	553,045
Series 2024-2A, Class A2, 5.923%, 11/22/49(1)	85	85,527
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	425	396,354
Cologix Data Centers U.S. Issuer LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	600	580,968
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	350	336,392
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	283	272,349
DB Master Finance LLC:
Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	79	78,086
Series 2021-1A, Class A2I, 2.045%, 11/20/51(1)	323	311,461
Diamond Infrastructure Funding LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	415	394,924
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	99	93,596
Diamond Issuer LLC, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	782	738,116
Driven Brands Funding LLC:
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)	81	81,115
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	37	36,344
Series 2021-1A, Class A2, 2.791%, 10/20/51(1)	292	273,270
Enterprise Fleet Financing LLC, Series 2023-1, Class A2, 5.51%, 1/22/29(1)	220	221,144
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	272	263,246
Gilead Aviation LLC, Series 2025-1A, Class A, 5.789%, 3/15/50(1)	341	347,754
Goddard Funding LLC, Series 2024-1A, Class A2, 6.834%, 10/30/54(1)	567	576,349
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	172	142,414
Goto Foods Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	166	164,693
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/38(1)	100	95,851
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)	510	511,305
Jersey Mike's Funding LLC, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	278	275,264
Security	Principal Amount* (000's omitted)		Value
Lendbuzz Securitization Trust, Series 2025-2A, Class C, 5.28%, 4/15/31(1)		55	$ 55,395
LoanDepot GMSR Trust, Series 2025-GT1, Class A, 7.162%, (1 mo. SOFR + 2.85%), 5/16/30(1)(2)		528	528,000
Loanpal Solar Loan Ltd., Series 2020-1GS, Class C, 2.00%, 6/20/47(1)		64	41,634
MetroNet Infrastructure Issuer LLC:
Series 2024-1A, Class A2, 6.23%, 4/20/54(1)		222	227,071
Series 2024-1A, Class B, 7.59%, 4/20/54(1)		67	69,525
Mill City Solar Loan Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)		125	90,200
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)		124	116,276
Series 2019-2A, Class B, 3.28%, 9/20/40(1)		275	248,598
Series 2020-1A, Class A, 2.10%, 4/20/46(1)		35	30,882
Series 2020-1A, Class B, 3.10%, 4/20/46(1)		35	30,544
Series 2020-2A, Class A, 1.44%, 8/20/46(1)		63	53,637
Series 2020-2A, Class B, 2.21%, 8/20/46(1)		75	61,504
Series 2021-1A, Class C, 2.25%, 12/20/46(1)		291	245,863
Series 2021-3A, Class C, 1.77%, 6/20/52(1)		85	58,235
Series 2022-2A, Class D, 8.29%, 1/21/53(1)		100	20,951
Navigator Aviation Ltd., Series 2024-1, Class A, 5.40%, 8/15/49(1)		693	687,017
Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)		374	350,693
NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.12%, 3/15/29(1)		260	263,748
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)		73	71,524
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)		184	178,097
Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)		335	340,837
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 5/14/35(1)		425	423,873
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)		132	128,325
Series 2021-C, Class A, 2.18%, 10/8/31(1)		1,064	1,039,936
Series 2021-C, Class B, 2.67%, 10/8/31(1)		127	123,831
Series 2025-A, Class B, 5.30%, 2/8/33(1)		172	171,885
Oscar U.S. Funding XVI LLC, Series 2024-1A, Class A2, 5.48%, 2/10/27(1)		269	269,559
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)		14	14,206
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)		3	3,295
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)		264	252,494
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)		375	381,194
Prodigy Finance CM DAC, Series 2021-1A, Class A, 5.684%, (1 mo. SOFR + 1.364%), 7/25/51(1)(2)		55	54,814
Retained Vantage Data Centers Issuer LLC:
Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)		469	465,608
Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	CAD	150	110,431

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)		151	$ 140,861
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)		171	149,123
SERVPRO Master Issuer LLC:
Series 2019-1A, Class A2, 3.882%, 10/25/49(1)		898	883,588
Series 2024-1A, Class A2, 6.174%, 1/25/54(1)		168	173,229
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)		497	486,561
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)		110	103,786
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/46(1)		45	43,955
Stream Innovations Issuer Trust, Series 2024-1A, Class B, 7.89%, 7/15/44(1)		100	106,095
Subway Funding LLC:
Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)		214	213,436
Series 2024-3A, Class A2II, 5.566%, 7/30/54(1)		149	149,100
Sunnova Helios IX Issuer LLC, Series 2022-B, Class A, 5.00%, 8/20/49(1)		227	198,210
Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)		252	197,412
Sunnova Helios XII Issuer LLC, Series 2023-B, Class A, 5.30%, 8/22/50(1)		399	369,419
Sunnova Sol II Issuer LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)		477	388,012
Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)		182	172,364
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)		217	192,066
Sunrun Jupiter Issuer LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)		661	627,210
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)		118	109,667
Theorem Funding Trust:
Series 2022-2A, Class B, 9.27%, 12/15/28(1)		70	70,916
Series 2022-3A, Class A, 7.60%, 4/15/29(1)		8	7,658
Tricolor Auto Securitization Trust, Series 2024-3A, Class A, 5.22%, 6/15/28(1)		46	46,046
U.S. Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37		298	279,627
Vantage Data Centers Germany Borrower Lux SARL, Series 2025-1A, Class A2, 4.292%, 6/28/50(1)	EUR	410	485,974
Vantage Data Centers LLC:
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)		735	690,570
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)		224	215,951
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(1)		37	38,664
Vivint Solar Financing VII LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)		325	292,449
Wendy's Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/48(1)		74	72,277
Security	Principal Amount* (000's omitted)	Value
Willis Engine Structured Trust V, Series 2020-A, Class B, 4.212%, 3/15/45(1)	182	$ 170,016
Total Asset-Backed Securities (identified cost $23,595,788)		$ 22,958,540

Collateralized Mortgage Obligations — 1.3%

Security	Principal Amount (000's omitted)	Value
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(3)	$355	$ 344,511
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2024-RTL1, Class A1, 6.892% to 5/25/27, 10/25/29(1)(3)	100	101,635
CHNGE Mortgage Trust:
Series 2023-2, Class A3, 7.436% to 5/25/26, 6/25/58(1)(3)	126	127,048
Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(3)	182	185,003
Eagle Re Ltd., Series 2021-2, Class M1C, 7.755%, (30-day SOFR Average + 3.45%), 4/25/34(1)(2)	91	92,334
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	39	39,922
Series 5402, Class BZ, 6.00%, 4/25/54	16	16,382
Series 5413, Class MZ, 6.00%, 5/25/54	38	38,090
Series 5483, Class FB, 5.735%, (30-day SOFR Average + 1.43%), 12/25/54(2)	682	682,479
Series 5529, Class AF, 5.305%, (30-day SOFR Average + 1.00%), 3/25/55(2)	484	482,718
Series 5556, Class FA, 5.462%, (30-day SOFR Average + 1.15%), 7/25/55(2)	410	410,529
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-DNA3, Class B2, 12.57%, (30-day SOFR Average + 8.264%), 7/25/49(1)(2)	85	98,251
Series 2020-DNA6, Class B1, 7.305%, (30-day SOFR Average + 3.00%), 12/25/50(1)(2)	25	26,838
Series 2021-DNA2, Class B1, 7.705%, (30-day SOFR Average + 3.40%), 8/25/33(1)(2)	55	61,536
Series 2021-DNA2, Class B2, 10.305%, (30-day SOFR Average + 6.00%), 8/25/33(1)(2)	50	60,659
Series 2022-DNA2, Class M1A, 5.605%, (30-day SOFR Average + 1.30%), 2/25/42(1)(2)	103	103,081
Federal National Mortgage Association, Series 2024-33, Class KF, 5.255%, (30-day SOFR Average + 0.95%), 1/25/54(2)	37	36,833
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 8.77%, (30-day SOFR Average + 4.464%), 7/25/31(1)(2)	48	51,681
Series 2019-R05, Class 1B1, 8.52%, (30-day SOFR Average + 4.214%), 7/25/39(1)(2)	55	57,184
Series 2019-R06, Class 2B1, 8.17%, (30-day SOFR Average + 3.864%), 9/25/39(1)(2)	250	257,922
Series 2019-R07, Class 1B1, 7.82%, (30-day SOFR Average + 3.514%), 10/25/39(1)(2)	92	94,632
Series 2020-R02, Class 2B1, 7.42%, (30-day SOFR Average + 3.114%), 1/25/40(1)(2)	405	416,258

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2021-R01, Class 1B2, 10.305%, (30-day SOFR Average + 6.00%), 10/25/41(1)(2)	$143	$ 149,358
Series 2021-R02, Class 2B1, 7.605%, (30-day SOFR Average + 3.30%), 11/25/41(1)(2)	12	12,623
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	163	168,734
Series 2023-84, Class MW, 6.00%, 6/20/53	171	176,233
Series 2023-98, Class BW, 6.00%, 7/20/53	25	25,877
Series 2023-99, Class AL, 6.00%, 7/20/53	25	25,876
Series 2023-101, Class FM, 5.202%, (30-day SOFR Average + 0.90%), 7/20/53(2)	224	223,909
Series 2024-44, Class LM, 6.00%, 3/20/54	98	101,409
Series 2024-46, Class AL, 6.00%, 3/20/54	24	24,792
Series 2024-59, Class LG, 6.00%, 4/20/54	630	651,324
Series 2025-2, Class FB, 5.352%, (30-day SOFR Average + 1.05%), 12/20/54(2)	118	117,944
Home Re Ltd., Series 2021-1, Class M2, 7.27%, (30-day SOFR Average + 2.964%), 7/25/33(1)(2)	66	66,568
LHOME Mortgage Trust, Series 2024-RTL1, Class A1, 7.017% to 8/25/26, 1/25/29(1)(3)	120	121,228
NRZ Excess Spread-Collateralized Notes, Series 2025-FHT1, Class A, 6.545%, 3/25/32(1)	122	123,897
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154% to 7/25/26, 2/25/29(1)(3)	100	100,718
Total Collateralized Mortgage Obligations (identified cost $5,770,046)		$5,876,016

Commercial Mortgage-Backed Securities — 3.6%

Security	Principal Amount (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(4)	$695	$ 587,250
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(4)	325	257,632
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(4)	485	340,375
BPR Trust, Series 2022-SSP, Class A, 7.312%, (1 mo. SOFR + 3.00%), 5/15/39(1)(2)	295	295,461
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class B, 5.376%, (1 mo. SOFR + 1.064%), 9/15/36(1)(2)	645	642,985
Series 2021-VOLT, Class C, 5.526%, (1 mo. SOFR + 1.214%), 9/15/36(1)(2)	198	196,714
Series 2021-VOLT, Class D, 6.076%, (1 mo. SOFR + 1.764%), 9/15/36(1)(2)	367	365,113
BX Trust, Series 2025-GW, Class E, (1 mo. SOFR + 3.65%), 7/15/42(1)(5)	90	90,497
CSMC Trust, Series 2021-BPNY, Class A, 8.141%, (1 mo. SOFR + 3.829%), 8/15/26(1)(2)	470	441,563
Security	Principal Amount (000’s omitted)	Value
Extended Stay America Trust:
Series 2021-ESH, Class A, 5.507%, (1 mo. SOFR + 1.194%), 7/15/38(1)(2)	$375	$ 375,157
Series 2021-ESH, Class C, 6.127%, (1 mo. SOFR + 1.814%), 7/15/38(1)(2)	515	515,397
Series 2021-ESH, Class D, 6.677%, (1 mo. SOFR + 2.364%), 7/15/38(1)(2)	154	154,751
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series KG08, Class A2, 4.134%, 5/25/33(4)	1,019	992,257
Series KSG1, Class A2, 1.503%, 9/25/30	278	244,274
Series KW06, Class A2, 3.80%, 6/25/28(4)	530	524,512
Series W5FX, Class AFX, 3.336%, 4/25/28(4)	192	187,604
Federal National Mortgage Association:
Series 2017-M13, Class A2, 3.032%, 9/25/27(4)	450	439,524
Series 2018-M13, Class A2, 3.868%, 9/25/30(4)	1,236	1,210,959
Series 2019-M22, Class A2, 2.522%, 8/25/29	476	447,467
Series 2020-M1, Class A2, 2.444%, 10/25/29	963	904,431
Series 2023-M1S, Class A2, 4.649%, 4/25/33(4)	848	842,755
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 7.67%, (30-day SOFR Average + 3.364%), 10/25/49(1)(2)	413	419,568
Series 2020-01, Class M10, 8.17%, (30-day SOFR Average + 3.864%), 3/25/50(1)(2)	483	491,922
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	262	268,500
Great Wolf Trust:
Series 2024-WLF2, Class A, 6.003%, (1 mo. SOFR + 1.691%), 5/15/41(1)(2)	441	442,739
Series 2024-WLF2, Class D, 7.251%, (1 mo. SOFR + 2.939%), 5/15/41(1)(2)	100	100,550
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class A, 5.953%, (1 mo. SOFR + 1.642%), 6/15/41(1)(2)	275	275,569
INTOWN Mortgage Trust:
Series 2025-STAY, Class C, 6.562%, (1 mo. SOFR + 2.25%), 3/15/42(1)(2)	149	148,784
Series 2025-STAY, Class D, 7.162%, (1 mo. SOFR + 2.85%), 3/15/42(1)(2)	507	506,837
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	300	12,600
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(4)	100	1,575
JW Commercial Mortgage Trust, Series 2024-MRCO, Class B, 6.253%, (1 mo. SOFR + 1.941%), 6/15/39(1)(2)	294	294,504
NYC Trust, Series 2024-3ELV, Class A, 6.303%, (1 mo. SOFR + 1.991%), 8/15/29(1)(2)	405	407,827
ORL Trust:
Series 2024-GLKS, Class A, 5.804%, (1 mo. SOFR + 1.493%), 12/15/39(1)(2)	490	490,577
Series 2024-GLKS, Class D, 7.103%, (1 mo. SOFR + 2.791%), 12/15/39(1)(2)	176	176,140
Series 2024-GLKS, Class F, 8.75%, (1 mo. SOFR + 4.438%), 12/15/39(1)(2)	100	99,830
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 5.703%, (1 mo. SOFR + 1.392%), 5/15/39(1)(2)	421	420,997

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
TX Trust:
Series 2024-HOU, Class A, 5.903%, (1 mo. SOFR + 1.591%), 6/15/39(1)(2)	$430	$ 427,983
Series 2024-HOU, Class E, 8.699%, (1 mo. SOFR + 4.387%), 6/15/39(1)(2)	78	78,234
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.799%, 12/10/33(1)(4)	277	293,661
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.88%, 8/10/31(1)(4)	450	360,392
Willowbrook Mall, Series 2025-WBRK, Class C, 6.278%, 3/5/35(1)(4)	295	296,301
Total Commercial Mortgage-Backed Securities (identified cost $16,903,769)		$ 16,071,768

Common Stocks — 61.6%

Security	Shares	Value
Aerospace & Defense — 0.7%
HEICO Corp.	9,600	$ 3,148,800
		$ 3,148,800
Beverages — 1.1%
Coca-Cola Co.	71,490	$ 5,057,918
		$ 5,057,918
Biotechnology — 1.0%
AbbVie, Inc.	23,300	$ 4,324,946
		$ 4,324,946
Broadline Retail — 3.2%
Amazon.com, Inc.(6)	65,760	$14,427,086
		$14,427,086
Building Products — 0.8%
Carrier Global Corp.	47,000	$3,439,930
		$3,439,930
Capital Markets — 3.5%
Blue Owl Capital, Inc.	134,600	$2,585,666
Intercontinental Exchange, Inc.	26,400	4,843,608
S&P Global, Inc.	7,700	4,060,133
Tradeweb Markets, Inc., Class A	30,403	4,450,999
		$15,940,406
Chemicals — 0.7%
Linde PLC	6,500	$3,049,670
		$3,049,670
Security	Shares	Value
Commercial Services & Supplies — 0.6%
Waste Connections, Inc.	15,700	$ 2,931,504
		$ 2,931,504
Consumer Staples Distribution & Retail — 1.8%
BJ's Wholesale Club Holdings, Inc.(6)	29,690	$ 3,201,473
Walmart, Inc.	50,600	4,947,668
		$ 8,149,141
Electric Utilities — 0.7%
Constellation Energy Corp.	9,200	$ 2,969,392
		$2,969,392
Electrical Equipment — 1.4%
AMETEK, Inc.	17,500	$3,166,800
Eaton Corp. PLC	9,300	3,320,007
		$6,486,807
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	33,300	$3,288,375
		$3,288,375
Energy — 0.0%†
Enviva LLC(6)(7)	2,418	$47,453
		$47,453
Energy Equipment & Services — 1.3%
Baker Hughes Co.	149,400	$5,727,996
		$5,727,996
Entertainment — 1.9%
Netflix, Inc.(6)	5,000	$6,695,650
Spotify Technology SA(6)	2,600	1,995,084
		$8,690,734
Financial Services — 3.9%
Mr. Cooper Group, Inc.(6)	35,382	$5,279,348
Shift4 Payments, Inc., Class A(6)(8)	52,100	5,163,631
Visa, Inc., Class A	20,300	7,207,515
		$17,650,494
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	29,500	$4,012,295
Edwards Lifesciences Corp.(6)	34,300	2,682,603
Intuitive Surgical, Inc.(6)	4,400	2,391,004
		$9,085,902
Health Care Providers & Services — 1.4%
Humana, Inc.	8,300	$2,029,184
Quest Diagnostics, Inc.	14,800	2,658,524

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.	5,010	$ 1,562,970
		$ 6,250,678
Hotels, Restaurants & Leisure — 1.5%
Booking Holdings, Inc.	550	$ 3,184,082
Marriott International, Inc., Class A	12,300	3,360,483
		$ 6,544,565
Insurance — 2.1%
Allstate Corp.	25,700	$ 5,173,667
Arthur J. Gallagher & Co.	13,000	4,161,560
		$9,335,227
Interactive Media & Services — 3.5%
Alphabet, Inc., Class A	15,800	$2,784,434
Alphabet, Inc., Class C	72,000	12,772,080
		$15,556,514
IT Services — 0.6%
Gartner, Inc.(6)	6,500	$2,627,430
		$2,627,430
Machinery — 0.4%
Parker-Hannifin Corp.	2,900	$2,025,563
		$2,025,563
Pharmaceuticals — 1.6%
Eli Lilly & Co.	5,700	$4,443,321
Zoetis, Inc.	17,700	2,760,315
		$7,203,636
Professional Services — 2.4%
Automatic Data Processing, Inc.	10,300	$3,176,520
Booz Allen Hamilton Holding Corp.	22,500	2,342,925
TransUnion	59,600	5,244,800
		$10,764,245
Real Estate Management & Development — 1.2%
CoStar Group, Inc.(6)	25,760	$2,071,104
FirstService Corp.	19,700	3,440,014
		$5,511,118
Semiconductors & Semiconductor Equipment — 9.1%
Analog Devices, Inc.	13,300	$3,165,666
Broadcom, Inc.	37,390	10,306,554
Lam Research Corp.	49,110	4,780,367
NVIDIA Corp.	143,500	22,671,565
		$40,924,152
Security	Shares	Value
Software — 7.6%
Fair Isaac Corp.(6)	1,903	$ 3,478,608
Microsoft Corp.	48,093	23,921,939
Palo Alto Networks, Inc.(6)	18,600	3,806,304
Synopsys, Inc.(6)	5,500	2,819,740
		$ 34,026,591
Specialty Retail — 1.4%
Burlington Stores, Inc.(6)	12,200	$ 2,838,208
TJX Cos., Inc.	27,000	3,334,230
		$6,172,438
Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc.	76,088	$15,610,974
		$15,610,974
Total Common Stocks (identified cost $146,835,819)		$276,969,685

Corporate Bonds — 11.1%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 0.1%
Celanese U.S. Holdings LLC:
7.05%, 11/15/30	285	$ 300,155
7.20%, 11/15/33(8)	45	47,798
Compass Minerals International, Inc., 6.75%, 12/1/27(1)(8)	124	125,113
South32 Treasury Ltd., 4.35%, 4/14/32(1)	48	45,037
		$ 518,103
Communications — 0.3%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	50	$ 47,889
Bell Telephone Co. of Canada or Bell Canada, 6.875% to 6/15/30, 9/15/55(9)	60	61,651
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	1,153	923,172
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)	44	45,459
McGraw-Hill Education, Inc., 8.00%, 8/1/29(1)	50	50,944
Stagwell Global LLC, 5.625%, 8/15/29(1)	51	48,836
Zegona Finance PLC, 8.625%, 7/15/29(1)	200	213,899
		$1,391,850
Consumer, Cyclical — 0.9%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	193	$192,678
AS Mileage Plan IP Ltd.:
5.021%, 10/20/29(1)	489	484,184
5.308%, 10/20/31(1)	130	127,976
Champ Acquisition Corp., 8.375%, 12/1/31(1)	20	21,303
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 2/15/30(1)	48	49,948

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Consumer, Cyclical (continued)
Delta Air Lines, Inc./SkyMiles IP Ltd.:
4.50%, 10/20/25(1)	50	$ 49,886
4.75%, 10/20/28(1)	400	401,116
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	45	41,670
Ford Motor Credit Co. LLC:
5.875%, 11/7/29	200	200,660
7.122%, 11/7/33	159	165,092
7.35%, 11/4/27	356	369,832
7.35%, 3/6/30	518	547,038
General Motors Financial Co., Inc.:
5.60%, 6/18/31	315	321,406
5.95%, 4/4/34	487	494,183
Lithia Motors, Inc., 3.875%, 6/1/29(1)	373	356,023
Sonic Automotive, Inc., 4.625%, 11/15/29(1)(8)	50	48,549
WarnerMedia Holdings, Inc., 4.279%, 3/15/32	368	308,200
		$4,179,744
Consumer, Non-cyclical — 0.6%
Biogen, Inc., 6.45%, 5/15/55	420	$432,810
Centene Corp.:
2.50%, 3/1/31	280	241,262
3.375%, 2/15/30(8)	199	183,431
4.625%, 12/15/29	257	250,137
Conservation Fund, 3.474%, 12/15/29	285	269,239
Doris Duke Charitable Foundation, 2.345%, 7/1/50	678	387,883
Ford Foundation, 2.415%, 6/1/50(8)	435	254,631
LifePoint Health, Inc.:
9.875%, 8/15/30(1)	11	11,913
10.00%, 6/1/32(1)(8)	50	51,646
Pfizer Investment Enterprises Pte. Ltd., 5.30%, 5/19/53	712	672,665
Smithfield Foods, Inc., 5.20%, 4/1/29(1)	45	45,318
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)	23	23,752
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	40	39,884
		$2,864,571
Energy — 0.3%
Occidental Petroleum Corp., 5.375%, 1/1/32	85	$84,363
Raizen Fuels Finance SA:
5.70%, 1/17/35(1)	200	187,400
6.45%, 3/5/34(1)	200	200,322
TerraForm Power Operating LLC:
4.75%, 1/15/30(1)	369	353,515
5.00%, 1/31/28(1)	460	455,628
		$1,281,228
Financial — 7.3%
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)	184	$189,325
Ally Financial, Inc.:
4.70% to 5/15/26(9)(10)	135	130,766
Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
Ally Financial, Inc.: (continued)
5.543% to 1/17/30, 1/17/31(9)		642	$ 651,329
6.848% to 1/3/29, 1/3/30(9)		250	264,051
American Assets Trust LP, 3.375%, 2/1/31		74	66,304
American International Group, Inc.:
4.85%, 5/7/30		151	153,478
5.45%, 5/7/35		137	140,560
American National Group, Inc.:
5.75%, 10/1/29		187	191,587
6.00%, 7/15/35		273	274,736
6.144%, 6/13/32(1)(8)		158	162,201
Andrew W. Mellon Foundation, 0.947%, 8/1/27		335	314,722
Apollo Debt Solutions BDC, 6.70%, 7/29/31		108	112,265
ASR Nederland NV, 7.00% to 9/7/33, 12/7/43(9)(11)	EUR	100	137,766
Athene Holding Ltd., 6.625%, 5/19/55		470	484,725
Banco Santander SA, 5.294%, 8/18/27		200	203,412
Bank of America Corp.:
3.419% to 12/20/27, 12/20/28(9)		860	840,802
3.824% to 1/20/27, 1/20/28(9)		581	576,114
5.511% to 1/24/35, 1/24/36(9)		196	201,605
5.933% to 9/15/26, 9/15/27(9)		370	376,545
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
1.875%, 9/18/25(1)		262	260,315
5.125% to 1/18/28, 1/18/33(1)(8)(9)		500	480,865
8.125% to 1/8/34, 1/8/39(1)(9)		451	466,478
Belrose Funding Trust II, 6.792%, 5/15/55(1)		472	482,886
Blue Owl Credit Income Corp.:
6.60%, 9/15/29		25	25,730
6.65%, 3/15/31		60	61,741
BlueHub Loan Fund, Inc., 3.099%, 1/1/30		675	607,499
BNP Paribas SA:
5.906% to 11/19/34, 11/19/35(1)(9)		661	667,068
7.75% to 8/16/29(1)(9)(10)		420	442,795
9.25% to 11/17/27(1)(9)(10)		200	214,786
BPCE SA, 5.876% to 1/14/30, 1/14/31(1)(9)		694	720,109
Broadstone Net Lease LLC, 2.60%, 9/15/31		24	20,414
Brookfield Asset Management Ltd., 5.795%, 4/24/35		757	777,085
Brookfield Finance, Inc., 6.30% to 10/15/34, 1/15/55(9)		393	377,064
CaixaBank SA:
6.037% to 6/15/34, 6/15/35(1)(9)		200	209,368
6.84% to 9/13/33, 9/13/34(1)(9)		641	704,404
Capital One Financial Corp., 4.20%, 10/29/25		190	189,744
Charles Schwab Corp., 6.136% to 8/24/33, 8/24/34(9)		630	681,898
CI Financial Corp., 7.50%, 5/30/29(1)		687	725,199
Citadel LP, 6.375%, 1/23/32(1)		588	614,330
Citigroup, Inc., 4.00% to 12/10/25(9)(10)		475	472,840
COPT Defense Properties LP:
2.75%, 4/15/31		70	61,953
2.90%, 12/1/33		546	449,030

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
Credit Agricole SA, 5.222% to 5/27/30, 5/27/31(1)(9)	250	$ 254,750
Enact Holdings, Inc., 6.25%, 5/28/29	660	685,201
EPR Properties:
3.60%, 11/15/31	205	186,334
3.75%, 8/15/29	433	412,472
4.95%, 4/15/28	479	478,254
Essent Group Ltd., 6.25%, 7/1/29	280	290,151
First Horizon Corp., 5.514% to 3/7/30, 3/7/31(9)	185	187,708
Focus Financial Partners LLC, 6.75%, 9/15/31(1)	49	50,051
Fortitude Group Holdings LLC, 6.25%, 4/1/30(1)	10	10,292
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	1,152	1,023,953
6.75%, 3/15/54(1)	313	321,012
7.95%, 6/15/33(1)	22	24,932
7.95% to 7/15/29, 10/15/54(1)(9)	374	390,298
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34	1,216	1,216,808
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)	34	33,301
3.75%, 9/15/30(1)(8)	58	53,263
Healthpeak OP LLC, 5.375%, 2/15/35	382	385,732
Intact Financial Corp., 5.459%, 9/22/32(1)	253	259,195
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)	200	201,593
8.248% to 11/21/32, 11/21/33(1)(9)	488	566,696
Jefferies Financial Group, Inc., 6.20%, 4/14/34	590	617,449
JPMorgan Chase & Co.:
5.103% to 4/22/30, 4/22/31(9)	530	543,281
5.581% to 4/22/29, 4/22/30(9)	644	668,825
5.766% to 4/22/34, 4/22/35(9)	189	198,639
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(9)	314	305,872
LPL Holdings, Inc.:
4.00%, 3/15/29(1)	227	220,572
5.75%, 6/15/35	445	450,394
Marex Group PLC, 6.404%, 11/4/29	531	546,801
MGIC Investment Corp., 5.25%, 8/15/28	40	40,002
Nuveen LLC, 5.85%, 4/15/34(1)	401	417,571
Oaktree Strategic Credit Fund:
6.50%, 7/23/29(8)	17	17,417
8.40%, 11/14/28	85	91,680
PNC Financial Services Group, Inc., 5.575% to 1/29/35, 1/29/36(9)	135	139,194
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	594	551,104
Stifel Financial Corp., 4.00%, 5/15/30	196	188,502
Swedbank AB, 6.136%, 9/12/26(1)	437	446,491
Synchrony Bank, 5.40%, 8/22/25	362	361,938
Synchrony Financial, 4.50%, 7/23/25	450	449,703
Synovus Bank/Columbus, GA, 5.625%, 2/15/28	494	499,468
Synovus Financial Corp., 6.168% to 11/1/29, 11/1/30(9)	139	142,640
Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(9)	240	$ 232,988
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(9)	887	928,607
Truist Financial Corp., 5.867% to 6/8/33, 6/8/34(9)	466	486,998
U.S. Bancorp, 5.083% to 5/15/30, 5/15/31(9)	297	303,028
UBS Group AG, 4.375% to 2/10/31(1)(9)(10)	219	194,106
UniCredit SpA:
2.569% to 9/22/25, 9/22/26(1)(9)	430	427,801
5.459% to 6/30/30, 6/30/35(1)(9)	200	198,932
5.861% to 6/19/27, 6/19/32(1)(9)	200	201,653
Wells Fargo & Co., 5.244% to 1/24/30, 1/24/31(9)	476	488,431
		$32,577,977
Government - Multinational — 0.8%
Asian Development Bank, 3.125%, 9/26/28	540	$529,968
European Investment Bank:
1.625%, 5/13/31	925	815,826
2.375%, 5/24/27	1,026	999,924
International Bank for Reconstruction & Development, 3.125%, 11/20/25	1,200	1,194,085
		$3,539,803
Industrial — 0.1%
Hexcel Corp., 5.875%, 2/26/35	150	$152,686
Masterbrand, Inc., 7.00%, 7/15/32(1)	49	50,106
Seaspan Corp., 5.50%, 8/1/29(1)	52	49,478
		$252,270
Technology — 0.6%
Ellucian Holdings, Inc., 6.50%, 12/1/29(1)	45	$46,134
Foundry JV Holdco LLC, 6.10%, 1/25/36(1)	731	757,170
Intel Corp., 4.90%, 8/5/52	391	323,610
Kyndryl Holdings, Inc., 6.35%, 2/20/34(8)	647	691,538
McAfee Corp., 7.375%, 2/15/30(1)(8)	50	47,268
Oracle Corp., 3.60%, 4/1/50	315	220,497
Playtika Holding Corp., 4.25%, 3/15/29(1)	50	45,421
Qorvo, Inc., 3.375%, 4/1/31(1)	25	22,566
Seagate HDD Cayman, 9.625%, 12/1/32	359	404,725
		$2,558,929
Utilities — 0.1%
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)	176	$158,056
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	343	332,534
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/33(1)(8)	65	69,715
		$560,305
Total Corporate Bonds (identified cost $49,690,828)		$49,724,780

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Preferred Stocks — 0.1%

Security	Shares	Value
Real Estate Management & Development — 0.1%
Brookfield Property Partners LP:
Series A, 5.75%(8)	13,079	$ 170,027
Series A2, 6.375%	12,000	181,680
		$ 351,707
Wireless Telecommunication Services — 0.0%†
U.S. Cellular Corp.:
5.50%	9,547	$ 195,905
6.25%	1,405	33,200
		$229,105
Total Preferred Stocks (identified cost $916,362)		$580,812

Senior Floating-Rate Loans — 0.7%(12)

Borrower/Description	Principal Amount (000's omitted)	Value
Commercial Services & Supplies — 0.1%
Reworld Holding Corp.:
Term Loan, 11/30/28(13)	$13	$ 12,974
Term Loan, 11/30/28(13)	237	237,417
		$ 250,391
Construction & Engineering — 0.0%†
APi Group DE, Inc., Term Loan, 6.077%, (1 mo. USD Term SOFR + 1.75%), 1/3/29	$239	$ 239,249
		$ 239,249
Health Care Equipment & Supplies — 0.0%†
Medline Borrower LP, Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 10/23/28	$248	$248,066
		$248,066
Insurance — 0.1%
AmWINS Group, Inc., Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 1/30/32	$247	$247,826
USI, Inc., Term Loan, 6.546%, (3 mo. USD Term SOFR + 2.25%), 11/21/29	297	296,842
		$544,668
IT Services — 0.1%
Informatica LLC, Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 10/27/28	$297	$298,509
Sedgwick Claims Management Services, Inc., Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 7/31/31	248	249,297
		$547,806
Borrower/Description	Principal Amount (000's omitted)	Value
Machinery — 0.1%
Gates Global LLC, Term Loan, 6.077%, (1 mo. USD Term SOFR + 1.75%), 6/4/31	$298	$ 298,064
TK Elevator Midco GmbH, Term Loan, 7.237%, (3 mo. USD Term SOFR + 3.00%), 4/30/30	247	248,438
		$ 546,502
Professional Services — 0.1%
Trans Union LLC, Term Loan, 6.077%, (1 mo. USD Term SOFR + 1.75%), 6/24/31	$248	$ 248,658
		$ 248,658
Software — 0.1%
CCC Intelligent Solutions, Inc., Term Loan, 6.327%, (1 mo. USD Term SOFR + 2.00%), 1/23/32	$248	$ 247,939
Epicor Software Corp., Term Loan, 7.077%, (1 mo. USD Term SOFR + 2.75%), 5/30/31	248	249,036
		$496,975
Specialty Retail — 0.1%
Les Schwab Tire Centers, Term Loan, 6.827% - 6.833%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 4/23/31	$248	$248,206
		$248,206
Total Senior Floating-Rate Loans (identified cost $3,367,867)		$3,370,521

Sovereign Government Bonds — 0.4%

Security	Principal Amount (000’s omitted)	Value
Germany — 0.4%
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/26	$1,526	$ 1,473,080
4.375%, 2/28/34	193	195,508
		$ 1,668,588
Total Sovereign Government Bonds (identified cost $1,707,917)		$ 1,668,588

Taxable Municipal Obligations — 0.7%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.2%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$435	$ 340,726
New York City, NY, 5.206%, 10/1/31(14)	470	475,732

See Notes to Financial Statements.

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VP SRI Balanced Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	$285	$ 251,951
		$ 1,068,409
Special Tax Revenue — 0.3%
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.361%, 6/1/26	$405	$ 398,033
Social Bonds, 2.484%, 6/1/27	290	281,197
Social Bonds, 2.534%, 6/1/28	360	343,927
Social Bonds, 2.584%, 6/1/29	200	188,165
Social Bonds, 2.984%, 6/1/33	220	194,991
		$1,406,313
Water and Sewer — 0.2%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$130	$111,013
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	170	153,460
Green Bonds, 2.184%, 9/1/31	140	124,130
Green Bonds, 2.264%, 9/1/32	125	108,668
Green Bonds, 2.344%, 9/1/33	135	115,021
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	145	129,036
Green Bonds, 1.701%, 5/1/31	130	113,515
		$854,843
Total Taxable Municipal Obligations (identified cost $3,678,300)		$3,329,565

U.S. Government Agencies and Instrumentalities — 0.2%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
3.435%, 8/1/34	$220	$ 198,468
3.485%, 8/1/35	125	111,681
3.585%, 8/1/37	225	197,569
U.S. International Development Finance Corp., 3.52%, 9/20/32	228	222,602
Total U.S. Government Agencies and Instrumentalities (identified cost $839,278)		$ 730,320

U.S. Government Agency Mortgage-Backed Securities — 10.5%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.50%, 3/1/48	$71	$ 65,734
5.50%, 10/1/54	352	351,813
6.00%, 6/1/53	59	60,681
Federal National Mortgage Association:
2.00%, 4/1/51	174	140,694
2.68%, 7/1/26	324	318,743
3.00%, 11/1/49	220	192,774
4.00%, with various maturities to 2048	444	419,759
5.00%, 3/1/55	313	307,416
5.50%, 7/1/53	871	872,495
7.00%, 6/1/53	46	49,244
Government National Mortgage Association II:
2.50%, with various maturities to 2051	612	515,717
6.00%, with various maturities to 2053	289	297,972
6.50%, 6/20/53	317	329,537
Uniform Mortgage-Backed Security:
5.00%, 30-Year, TBA(15)	17,168	16,825,935
5.50%, 30-Year, TBA(15)	21,692	21,686,906
6.00%, 30-Year, TBA(15)	4,842	4,920,873
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $46,965,744)		$47,356,293

U.S. Treasury Obligations — 7.0%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.25%, 5/15/50	$1	$ 481
1.375%, 8/15/50	523	258,027
1.875%, 2/15/41	481	330,988
1.875%, 2/15/51	79	44,400
1.875%, 11/15/51	368	204,872
2.00%, 11/15/41	795	546,997
2.00%, 8/15/51	338	194,971
2.25%, 2/15/52	523	319,622
2.375%, 2/15/42	7,519	5,472,422
2.875%, 5/15/52	275	193,617
3.00%, 5/15/47	13	9,741
3.00%, 8/15/52	127	91,713
3.125%, 5/15/48	52	39,469
3.625%, 2/15/53	282	230,293
3.625%, 5/15/53	164	133,814
3.875%, 2/15/43	327	292,818
3.875%, 5/15/43	31	27,699
4.00%, 11/15/52	140	122,484
4.25%, 2/15/54	185	168,813

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds: (continued)
4.50%, 2/15/36	$1	$ 1,026
4.50%, 2/15/44	148	143,051
4.50%, 11/15/54	941	897,038
4.625%, 5/15/44	112	109,869
4.75%, 2/15/45	1,350	1,343,250
U.S. Treasury Notes:
0.375%, 12/31/25	475	466,024
0.625%, 5/15/30	47	40,448
0.625%, 8/15/30	148	126,254
0.875%, 11/15/30	1	858
1.00%, 7/31/28	30	27,663
1.125%, 2/15/31	124	107,318
1.25%, 3/31/28	581	544,120
1.25%, 4/30/28	1,022	955,370
1.25%, 6/30/28	303	282,145
1.25%, 8/15/31	37	31,660
1.375%, 10/31/28	32	29,679
1.50%, 2/15/30	70	63,358
3.125%, 8/31/27	1,146	1,132,078
3.375%, 5/15/33	156	148,755
3.50%, 1/31/28	631	627,894
3.625%, 5/15/26	23	22,917
3.625%, 5/31/28	75	74,854
3.75%, 12/31/28	83	83,094
3.875%, 9/30/29	7	7,034
3.875%, 8/15/33	71	69,941
3.875%, 8/15/34	256	250,030
4.00%, 2/28/30	3,444	3,478,103
4.00%, 2/15/34	683	676,090
4.125%, 2/28/27	9,153	9,201,983
4.125%, 7/31/28	60	60,736
4.375%, 8/31/28	151	154,014
4.625%, 9/15/26	142	143,170
4.625%, 2/15/35	585	603,738
4.875%, 5/31/26	819	824,928
Total U.S. Treasury Obligations (identified cost $33,050,060)		$31,411,731

Miscellaneous — 0.0%

Security	Principal Amount	Value
Energy — 0.0%
Enviva LLC, Escrow Certificates(6)(16)	$76,000	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 7.9%
Affiliated Fund — 6.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(17)	30,777,947	$ 30,777,947
Total Affiliated Fund (identified cost $30,777,947)		$ 30,777,947
Securities Lending Collateral — 1.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%(18)	4,785,192	$ 4,785,192
Total Securities Lending Collateral (identified cost $4,785,192)		$ 4,785,192
Total Short-Term Investments (identified cost $35,563,139)		$ 35,563,139
Total Investments — 110.2% (identified cost $368,884,917)		$495,611,758
Other Assets, Less Liabilities — (10.2)%		$(46,027,906)
Net Assets — 100.0%		$449,583,852

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2025, the aggregate value of these securities is $53,138,520 or 11.8% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2025.
(3)	Step coupon security. Interest rate represents the rate in effect at June 30, 2025.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2025.
(5)	When-issued, variable rate security whose interest rate will be determined after June 30, 2025.
(6)	Non-income producing security.
(7)	Restricted security. Total market value of restricted securities amounts to $47,453, which represents less than 0.05% of the net assets of the Fund as of June 30, 2025.
(8)	All or a portion of this security was on loan at June 30, 2025. The aggregate market value of securities on loan at June 30, 2025 was $6,707,549.
(9)	Security converts to variable rate after the indicated fixed-rate coupon period.
(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

(11)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2025, the aggregate value of these securities is $137,766 or less than 0.05% of the Fund's net assets.
(12)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(13)	This Senior Loan will settle after June 30, 2025, at which time the interest rate will be determined.
(14)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(15)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(16)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(17)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of June 30, 2025.
(18)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	97,687	CAD	133,500	BNP Paribas	9/25/25	$ —	$(765)
USD	122,366	EUR	105,556	BNP Paribas	9/25/25	—	(2,671)
USD	475,295	EUR	410,000	BNP Paribas	9/25/25	—	(10,373)
						$ —	$(13,809)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	8	Long	9/30/25	$1,664,188	$6,802
U.S. 5-Year Treasury Note	232	Long	9/30/25	25,288,000	305,081
U.S. 10-Year Treasury Note	35	Long	9/19/25	3,924,375	70,732
U.S. Long Treasury Bond	6	Long	9/19/25	692,812	26,878
U.S. Ultra 10-Year Treasury Note	1	Long	9/19/25	114,266	423
U.S. Ultra-Long Treasury Bond	14	Long	9/19/25	1,667,750	60,869
U.S. 2-Year Treasury Note	(26)	Short	9/30/25	(5,408,609)	(21,037)
U.S. 10-Year Treasury Note	(2)	Short	9/19/25	(224,250)	(1,159)
U.S. Long Treasury Bond	(2)	Short	9/19/25	(230,938)	(8,964)
U.S. Ultra 10-Year Treasury Note	(24)	Short	9/19/25	(2,742,375)	(67,893)
U.S. Ultra-Long Treasury Bond	(4)	Short	9/19/25	(476,500)	(22,097)
					$349,635

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Restricted Securities
Description	Acquisition Date	Cost
Enviva LLC	12/6/24	$14,522
		$14,522

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced

Currency Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
USD	– United States Dollar

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2025
Statement of Assets and Liabilities (Unaudited)

June 30, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $338,106,970) - including $6,707,549 of securities on loan	$464,833,811
Investments in securities of affiliated issuers, at value (identified cost $30,777,947)	30,777,947
Receivable for variation margin on open futures contracts	46,711
Cash	1,267,277
Deposits at broker for futures contracts	803,000
Deposits for forward commitment securities	600,000
Receivable for investments sold	8,332
Receivable for capital shares sold	98,428
Dividends and interest receivable	1,446,575
Dividends receivable - affiliated	97,207
Securities lending income receivable	1,831
Tax reclaims receivable	28,052
Directors' deferred compensation plan	74,498
Total assets	$500,083,669
Liabilities
Cash collateral due to brokers	$600,000
Payable for open forward foreign currency exchange contracts	13,809
Due to custodian - foreign currency, at value (cost $480,545)	482,836
Payable for investments purchased	661,120
Payable for when-issued/delayed delivery/forward commitment securities	42,975,811
Payable for capital shares redeemed	515,673
Deposits for securities loaned	4,785,192
Payable to affiliates:
Investment advisory fee	145,255
Administrative fee	43,462
Distribution fees	6,314
Sub-transfer agency fee	163
Directors' deferred compensation plan	74,498
Accrued expenses	195,684
Total liabilities	$50,499,817
Net Assets	$449,583,852
Sources of Net Assets
Paid-in capital	$278,982,606
Distributable earnings	170,601,246
Net Assets	$449,583,852
Class I Shares
Net Assets	$418,076,218
Shares Outstanding	146,180,098
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$2.86
Class F Shares
Net Assets	$31,507,634
Shares Outstanding	11,160,733
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$2.82

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $4,556)	$1,075,676
Dividend income - affiliated issuers	610,276
Interest income	3,381,054
Securities lending income, net	8,380
Other income	15,539
Total investment income	$5,090,925
Expenses
Investment advisory fee	$886,631
Administrative fee	259,502
Distribution fees:
Class F	35,774
Directors' fees and expenses	10,463
Custodian fees	14,231
Transfer agency fees and expenses	102,887
Accounting fees	75,458
Professional fees	50,041
Reports to shareholders	4,911
Miscellaneous	15,751
Total expenses	$1,455,649
Waiver and/or reimbursement of expenses by affiliates	$(21,063)
Net expenses	$1,434,586
Net investment income	$3,656,339
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$9,363,969
Futures contracts	47,245
Foreign currency transactions	(5,947)
Forward foreign currency exchange contracts	(9,277)
Net realized gain	$9,395,990
Change in unrealized appreciation (depreciation):
Investment securities	$5,890,009
Futures contracts	422,165
Foreign currency	(1,897)
Forward foreign currency exchange contracts	(23,863)
Net change in unrealized appreciation (depreciation)	$6,286,414
Net realized and unrealized gain	$15,682,404
Net increase in net assets from operations	$19,338,743

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2025
Statements of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$3,656,339	$7,324,928
Net realized gain	9,395,990	24,610,458
Net change in unrealized appreciation (depreciation)	6,286,414	42,660,636
Net increase in net assets from operations	$19,338,743	$74,596,022
Distributions to shareholders:
Class I	$ —	$(13,995,684)
Class F	—	(846,549)
Total distributions to shareholders	$ —	$(14,842,233)
Capital share transactions:
Class I	$(15,270,145)	$(21,223,644)
Class F	2,043,419	7,632,897
Net decrease in net assets from capital share transactions	$(13,226,726)	$(13,590,747)
Net increase in net assets	$6,112,017	$46,163,042
Net Assets
At beginning of period	$443,471,835	$397,308,793
At end of period	$449,583,852	$443,471,835

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2025
Financial Highlights

	Class I
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$2.74	$2.37	$2.07	$2.78	$2.52	$2.29
Income (Loss) From Operations
Net investment income(1)	$0.02	$0.05	$0.04	$0.04	$0.03	$0.03
Net realized and unrealized gain (loss)	0.10	0.42	0.31	(0.48)	0.34	0.31
Total income (loss) from operations	$0.12	$0.47	$0.35	$(0.44)	$0.37	$0.34
Less Distributions
From net investment income	$ —	$(0.05)	$(0.04)	$(0.03)	$(0.03)	$(0.04)
From net realized gain	—	(0.05)	(0.01)	(0.24)	(0.08)	(0.07)
Total distributions	$ —	$(0.10)	$(0.05)	$(0.27)	$(0.11)	$(0.11)
Net asset value — End of period	$2.86	$2.74	$2.37	$2.07	$2.78	$2.52
Total Return(2)	4.38%(3)	19.61%	16.82%	(15.41)%	15.12%	15.26%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$418,076	$415,402	$379,730	$354,044	$445,917	$408,223
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.66%(5)	0.64%	0.65%	0.64%	0.63%	0.63%
Net expenses	0.65%(5)(6)	0.64%(6)	0.65%(6)	0.64%(6)	0.63%	0.63%
Net investment income	1.71%(5)	1.74%	1.92%	1.55%	1.04%	1.39%
Portfolio Turnover	89%(3)(7)	171%(7)	119%(7)	84%(7)	93%(7)	104%(7)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01% of average daily net assets for the six months ended June 30, 2025 and less than 0.005% of average daily net assets for the years ended December 31, 2024, 2023 and 2022).
(7)	Includes the effect of To-Be-Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2025
Financial Highlights — continued

	Class F
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$2.70	$2.35	$2.06	$2.77	$2.52	$2.30
Income (Loss) From Operations
Net investment income(1)	$0.02	$0.04	$0.04	$0.03	$0.02	$0.03
Net realized and unrealized gain (loss)	0.10	0.41	0.30	(0.47)	0.34	0.30
Total income (loss) from operations	$0.12	$0.45	$0.34	$(0.44)	$0.36	$0.33
Less Distributions
From net investment income	$ —	$(0.05)	$(0.04)	$(0.03)	$(0.03)	$(0.04)
From net realized gain	—	(0.05)	(0.01)	(0.24)	(0.08)	(0.07)
Total distributions	$ —	$(0.10)	$(0.05)	$(0.27)	$(0.11)	$(0.11)
Net asset value — End of period	$2.82	$2.70	$2.35	$2.06	$2.77	$2.52
Total Return(2)	4.44%(3)	18.91%	16.42%	(15.47)%	14.72%	14.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$31,508	$28,069	$17,579	$13,242	$13,003	$7,896
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.91%(5)	0.89%	0.90%	0.89%	0.88%	0.88%
Net expenses	0.90%(5)(6)	0.89%(6)	0.90%(6)	0.89%(6)	0.88%	0.88%
Net investment income	1.46%(5)	1.48%	1.67%	1.31%	0.79%	1.13%
Portfolio Turnover	89%(3)(7)	171%(7)	119%(7)	84%(7)	93%(7)	104%(7)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01% of average daily net assets for the six months ended June 30, 2025 and less than 0.005% of average daily net assets for the years ended December 31, 2024, 2023 and 2022).
(7)	Includes the effect of To-Be-Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert VP SRI Balanced Portfolio (the Fund) is a diversified series of Calvert Variable Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy.

Calvert
VP SRI Balanced Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$ —	$22,958,540	$ —	$22,958,540
Collateralized Mortgage Obligations	—	5,876,016	—	5,876,016
Commercial Mortgage-Backed Securities	—	16,071,768	—	16,071,768
Common Stocks	276,922,232(2)	—	—	276,922,232
Common Stocks – Energy	—	47,453	—	47,453
Corporate Bonds	—	49,724,780	—	49,724,780
Preferred Stocks	580,812	—	—	580,812
Senior Floating-Rate Loans	—	3,370,521	—	3,370,521
Sovereign Government Bonds	—	1,668,588	—	1,668,588
Taxable Municipal Obligations	—	3,329,565	—	3,329,565
U.S. Government Agencies and Instrumentalities	—	730,320	—	730,320
U.S. Government Agency Mortgage-Backed Securities	—	47,356,293	—	47,356,293
U.S. Treasury Obligations	—	31,411,731	—	31,411,731
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	30,777,947	—	—	30,777,947
Securities Lending Collateral	4,785,192	—	—	4,785,192
Total Investments	$313,066,183	$182,545,575	$0	$495,611,758
Futures Contracts	$470,785	$ —	$ —	$470,785
Total	$313,536,968	$182,545,575	$0	$496,082,543
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(13,809)	$ —	$(13,809)
Futures Contracts	(121,150)	—	—	(121,150)
Total	$(121,150)	$(13,809)	$ —	$(134,959)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2025 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends

Calvert
VP SRI Balanced Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends and interest, if any, have been provided for in accordance with the Fund's understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Senior Floating-Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
F  Unfunded Loan Commitments— The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. The commitments, if any, are disclosed in the accompanying Schedule of Investments.
G  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
H  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
I  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
J  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Calvert
VP SRI Balanced Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

K  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
L  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
M  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
N  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
O  Segment Reporting— FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
P  Interim Financial Statements— The interim financial statements relating to June 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to and including $500 million	0.410%
Over $500 million up to and including $1 billion	0.360%
Over $1 billion	0.325%
For the six months ended June 30, 2025, the investment advisory fee amounted to $886,631 or 0.41% (annualized) of the Fund's average daily net assets.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2025, the investment advisory fee paid was reduced by $21,063 relating to the Fund's investment in the Liquidity Fund.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. For the six months ended June 30, 2025, CRM was paid administrative fees of $259,502.

Calvert
VP SRI Balanced Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.25% per annum of its average daily net assets attributable to Class F shares for the sale and distribution of Class F shares. Distribution fees paid or accrued for the six months ended June 30, 2025 amounted to $35,774 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $343 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2025, expenses incurred under the Servicing Plan amounted to $101,820, and are included in transfer agency fees and expenses on the Statement of Operations.
4  Investment Activity
During the six months ended June 30, 2025, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities, paydowns and principal repayments on senior floating-rate loans, were $71,190,859 and $92,445,983, respectively. Purchases and sales of U.S. government and agency securities, including paydowns and TBA transactions, were $324,732,507 and $309,344,746, respectively.
5  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$369,333,860
Gross unrealized appreciation	$134,423,925
Gross unrealized depreciation	(7,810,201)
Net unrealized appreciation	$126,613,724
6  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2025 is included in the Schedule of Investments. At June 30, 2025, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Calvert
VP SRI Balanced Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

Foreign Exchange Risk: During the six months ended June 30, 2025, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
Interest Rate Risk: During the six months ended June 30, 2025, the Fund used futures contracts to hedge interest rate risk and to manage duration.
The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At June 30, 2025  the fair value of derivatives with credit-related contingent features in a net liability position was $13,809. At June 30, 2025, there were no assets pledged by the Fund for such liability.
The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow the counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
At June 30, 2025, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:
Risk	Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Foreign exchange	Forward foreign currency exchange contracts	Receivable/Payable for open forward foreign currency exchange contracts	$ —	$(13,809)
Interest rate	Futures contracts	Distributable earnings	470,785(1)	(121,150)(1)
Total			$470,785	$(134,959)
Derivatives not subject to master netting agreements			$470,785	$(121,150)
Total Derivatives subject to master netting agreements			$ —	$(13,809)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Fund’s derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Fund for such liabilities as of June 30, 2025.

Calvert
VP SRI Balanced Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)
BNP Paribas	$(13,809)	$ —	$ —	$ —	$(13,809)

(a)	In some instances, the total collateral pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended June 30, 2025 was as follows:
Statement of Operations Caption	Foreign exchange	Interest rate	Total
Net realized gain (loss):
Forward foreign currency exchange contracts	$(9,277)	$ —	$(9,277)
Futures contracts	—	47,245	47,245
Total	$(9,277)	$47,245	$37,968
Change in unrealized appreciation (depreciation):
Forward foreign currency exchange contracts	$(23,863)	$ —	$(23,863)
Futures contracts	—	422,165	422,165
Total	$(23,863)	$422,165	$398,302
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended June 30, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*
$37,741,000	$6,546,000	$342,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2025, the total value of securities on loan, including accrued interest, was $6,734,371 and the total value of collateral received was $6,869,489, comprised of cash of $4,785,192 and U.S. government and/or agencies securities of $2,084,297.

Calvert
VP SRI Balanced Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$3,462,234	$ —	$ —	$ —	$3,462,234
Corporate Bonds	1,296,358	—	—	—	1,296,358
Preferred Stocks	26,600	—	—	—	26,600
Total	$4,785,192	$ —	$ —	$ —	$4,785,192
The carrying amount of the liability for deposits for securities loaned at June 30, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2025.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2025.
9  Affiliated Investments
At June 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $30,777,947, which represents 6.8% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$27,218,723	$64,997,219	$(61,437,995)	$ —	$ —	$30,777,947	$610,276	30,777,947

Calvert
VP SRI Balanced Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 500,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class I
Shares sold	5,801,912	$15,822,185	8,220,650	$21,641,323
Reinvestment of distributions	—	—	5,164,460	13,995,684
Shares redeemed	(11,451,463)	(31,092,330)	(21,815,049)	(56,860,651)
Net decrease	(5,649,551)	$(15,270,145)	(8,429,939)	$(21,223,644)
Class F
Shares sold	2,522,093	$6,747,788	4,277,203	$11,301,670
Reinvestment of distributions	—	—	315,876	846,549
Shares redeemed	(1,740,762)	(4,704,369)	(1,697,324)	(4,515,322)
Net increase	781,331	$2,043,419	2,895,755	$7,632,897
At June 30, 2025, separate accounts of three insurance companies each owned more than 10% of the value of the outstanding shares of the Fund, aggregating 67.2%.

Calvert
VP SRI Balanced Portfolio
June 30, 2025
Special Meeting of Shareholders (Unaudited)

Calvert Variable Series, Inc. held a Special Meeting of Shareholders on June 16, 2025 to elect the five Directors listed below. The other Directors named herein continue to serve as Directors. The results of the vote with respect to Calvert Variable Series, Inc. were as follows:
	Number of Shares
Nominee for Trustee	For	Withheld
Karen Fang	128,532,196	2,478,113
Von M. Hughes	127,832,683	3,177,626
Kim M. Keenan	128,781,560	2,228,749
Eddie Ramos	127,523,802	3,486,507
Carlton M. Waterhouse	127,087,366	3,922,943
Results are rounded to the nearest whole number.

Calvert
VP SRI Balanced Portfolio
June 30, 2025
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 9-10, 2025, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Calvert
VP SRI Balanced Portfolio
June 30, 2025
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP SRI Balanced Portfolio (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its blended benchmark. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2024. This performance data indicated that the Fund had outperformed the median of its peer universe for the one-, three- and five-year periods ended December 31, 2024. It also indicated that the Fund had outperformed its blended benchmark for the one-, three- and five-year periods ended December 31, 2024. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its blended benchmark.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (referred to collectively as “management fees”) and the Fund’s total expenses were each below the respective median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.

Calvert
VP SRI Balanced Portfolio
June 30, 2025
Board of Directors' Contract Approval — continued

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board also took into account the breakpoints in the advisory fee schedule for the Fund that would reduce the advisory fee rate on assets above specified asset levels. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

CVPSBI-NCSR 6.30.25

Calvert
VP SRI Mid Cap Portfolio
Semi-Annual Financial Statements and
Additional Information
June 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2025
Calvert
VP SRI Mid Cap Portfolio
Item 8 of Form N-CSR is Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
VP SRI Mid Cap Portfolio
June 30, 2025
Schedule of Investments (Unaudited)

Common Stocks — 100.4%

Security	Shares	Value
Aerospace & Defense — 0.6%
Hexcel Corp.	2,370	$ 133,881
		$ 133,881
Automobile Components — 2.0%
Dorman Products, Inc.(1)	3,929	$ 481,971
		$ 481,971
Banks — 3.1%
Commerce Bancshares, Inc.	6,824	$ 424,248
First Financial Bankshares, Inc.	8,922	321,014
		$745,262
Biotechnology — 2.1%
Caris Life Sciences, Inc.(1)	4,269	$114,068
Neurocrine Biosciences, Inc.(1)	2,977	374,179
		$488,247
Building Products — 4.8%
A.O. Smith Corp.	7,784	$510,397
AAON, Inc.	4,303	317,346
Advanced Drainage Systems, Inc.	2,794	320,919
		$1,148,662
Capital Markets — 4.4%
LPL Financial Holdings, Inc.	1,444	$541,457
Tradeweb Markets, Inc., Class A	3,374	493,953
		$1,035,410
Chemicals — 1.4%
Quaker Chemical Corp.	2,993	$335,036
		$335,036
Commercial Services & Supplies — 1.9%
Copart, Inc.(1)	9,281	$455,419
		$455,419
Communications Equipment — 3.0%
Motorola Solutions, Inc.	1,674	$703,850
		$703,850
Consumer Staples Distribution & Retail — 2.2%
Casey's General Stores, Inc.	252	$128,588
U.S. Foods Holding Corp.(1)	5,013	386,051
		$514,639
Containers & Packaging — 3.3%
AptarGroup, Inc.	4,405	$689,074
Security	Shares	Value
Containers & Packaging (continued)
Avery Dennison Corp.	602	$ 105,633
		$ 794,707
Distributors — 1.1%
LKQ Corp.	6,855	$ 253,704
		$ 253,704
Electric Utilities — 2.4%
Alliant Energy Corp.	9,403	$ 568,599
		$ 568,599
Electrical Equipment — 3.0%
AMETEK, Inc.	3,983	$720,764
		$720,764
Electronic Equipment, Instruments & Components — 3.8%
CDW Corp.	1,508	$269,314
TE Connectivity PLC	3,744	631,500
		$900,814
Ground Transportation — 1.2%
Landstar System, Inc.	2,080	$289,162
		$289,162
Health Care Equipment & Supplies — 2.5%
IDEXX Laboratories, Inc.(1)	1,105	$592,656
		$592,656
Health Care Providers & Services — 1.0%
Chemed Corp.	480	$233,726
		$233,726
Hotels, Restaurants & Leisure — 5.7%
Aramark	13,646	$571,358
Domino's Pizza, Inc.	562	253,237
Wyndham Hotels & Resorts, Inc.	6,381	518,201
		$1,342,796
Household Durables — 1.3%
NVR, Inc.(1)	41	$302,812
		$302,812
Household Products — 1.3%
Church & Dwight Co., Inc.	3,300	$317,163
		$317,163
Industrial REITs — 1.0%
EastGroup Properties, Inc.	1,417	$236,809
		$236,809

1
See Notes to Financial Statements.

Calvert
VP SRI Mid Cap Portfolio
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Insurance — 9.7%
American Financial Group, Inc.	3,102	$ 391,503
Arch Capital Group Ltd.	5,595	509,425
Kinsale Capital Group, Inc.	681	329,536
Ryan Specialty Holdings, Inc.	4,780	324,992
W.R. Berkley Corp.	3,227	237,088
White Mountains Insurance Group Ltd.	278	499,210
		$ 2,291,754
IT Services — 2.6%
VeriSign, Inc.	2,111	$609,657
		$609,657
Machinery — 6.6%
Donaldson Co., Inc.	5,352	$371,161
Graco, Inc.	5,410	465,098
Middleby Corp.(1)	3,004	432,576
Nordson Corp.	1,395	299,046
		$1,567,881
Multi-Utilities — 2.5%
CMS Energy Corp.	8,586	$594,838
		$594,838
Pharmaceuticals — 2.3%
Royalty Pharma PLC, Class A	15,492	$558,177
		$558,177
Professional Services — 2.0%
Dayforce, Inc.(1)	4,521	$250,418
Verisk Analytics, Inc.	750	233,625
		$484,043
Residential REITs — 4.5%
Equity LifeStyle Properties, Inc.	9,877	$609,114
Mid-America Apartment Communities, Inc.	3,069	454,243
		$1,063,357
Semiconductors & Semiconductor Equipment — 3.9%
Entegris, Inc.	1,556	$125,491
Microchip Technology, Inc.	4,952	348,472
ON Semiconductor Corp.(1)	4,714	247,061
Teradyne, Inc.	2,225	200,072
		$921,096
Software — 2.4%
Descartes Systems Group, Inc.(1)	1,189	$120,856
Manhattan Associates, Inc.(1)	625	123,419
Tyler Technologies, Inc.(1)	550	326,062
		$570,337
Security	Shares	Value
Specialized REITs — 1.8%
Lamar Advertising Co., Class A	3,607	$ 437,746
		$ 437,746
Specialty Retail — 4.4%
Burlington Stores, Inc.(1)	2,363	$ 549,728
O'Reilly Automotive, Inc.(1)	2,580	232,535
Valvoline, Inc.(1)	6,642	251,533
		$ 1,033,796
Trading Companies & Distributors — 4.6%
Core & Main, Inc., Class A(1)	12,774	$770,911
United Rentals, Inc.	415	312,661
		$1,083,572
Total Common Stocks (identified cost $19,392,309)		$23,812,343

Short-Term Investments — 0.0%†
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(2)	1,368	$ 1,368
Total Short-Term Investments (identified cost $1,368)		$ 1,368
Total Investments — 100.4% (identified cost $19,393,677)		$23,813,711
Other Assets, Less Liabilities — (0.4)%		$ (90,765)
Net Assets — 100.0%		$23,722,946

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of June 30, 2025.

Abbreviations:
REITs	– Real Estate Investment Trusts

2
See Notes to Financial Statements.

Calvert
VP SRI Mid Cap Portfolio
June 30, 2025
Statement of Assets and Liabilities (Unaudited)

June 30, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $19,392,309)	$23,812,343
Investments in securities of affiliated issuers, at value (identified cost $1,368)	1,368
Receivable for capital shares sold	3,052
Dividends receivable	13,292
Dividends receivable - affiliated	2,163
Receivable from affiliates	7,467
Directors' deferred compensation plan	8,611
Total assets	$23,848,296
Liabilities
Due to custodian	$1,614
Payable for line of credit	50,000
Payable for capital shares redeemed	2,985
Payable to affiliates:
Investment advisory fee	12,880
Administrative fee	2,391
Sub-transfer agency fee	81
Directors' deferred compensation plan	8,611
Payable for professional fees	31,060
Payable for reports to shareholders fees	7,273
Accrued expenses	8,455
Total liabilities	$125,350
Net Assets	$23,722,946
Sources of Net Assets
Paid-in capital	$17,386,769
Distributable earnings	6,336,177
Net Assets	$23,722,946

Net Assets	$23,722,946
Shares Outstanding	845,981
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$28.04
3
See Notes to Financial Statements.

Calvert
VP SRI Mid Cap Portfolio
June 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2025
Investment Income
Dividend income	$154,348
Dividend income - affiliated issuers	9,749
Securities lending income, net	67
Total investment income	$164,164
Expenses
Investment advisory fee	$79,711
Administrative fee	14,716
Directors' fees and expenses	588
Custodian fees	290
Transfer agency fees and expenses	7,460
Accounting fees	4,422
Professional fees	18,968
Reports to shareholders	4,914
Miscellaneous	7,088
Total expenses	$138,157
Waiver and/or reimbursement of expenses by affiliates	$(17,054)
Net expenses	$121,103
Net investment income	$43,061
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$393,504
Net realized gain	$393,504
Change in unrealized appreciation (depreciation):
Investment securities	$(221,189)
Net change in unrealized appreciation (depreciation)	$(221,189)
Net realized and unrealized gain	$172,315
Net increase in net assets from operations	$215,376
4
See Notes to Financial Statements.

Calvert
VP SRI Mid Cap Portfolio
June 30, 2025
Statements of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$43,061	$95,234
Net realized gain	393,504	1,363,318
Net change in unrealized appreciation (depreciation)	(221,189)	1,036,219
Net increase in net assets from operations	$215,376	$2,494,771
Distributions to shareholders	$ —	$(274,217)
Net decrease in net assets from capital share transactions	$(1,932,445)	$(2,617,360)
Net decrease in net assets	$(1,717,069)	$(396,806)
Net Assets
At beginning of period	$25,440,015	$25,836,821
At end of period	$23,722,946	$25,440,015
5
See Notes to Financial Statements.

Calvert
VP SRI Mid Cap Portfolio
June 30, 2025
Financial Highlights

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$27.78	$25.47	$22.86	$37.47	$34.10	$32.89
Income (Loss) From Operations
Net investment income (loss)(1)	$0.05	$0.10	$0.05	$0.07	$(0.03)	$0.08
Net realized and unrealized gain (loss)	0.21	2.50	2.61	(8.03)	5.07	3.63
Total income (loss) from operations	$0.26	$2.60	$2.66	$(7.96)	$5.04	$3.71
Less Distributions
From net investment income	$ —	$(0.03)	$(0.05)	$ —	$(0.07)	$(0.14)
From net realized gain	—	(0.26)	—	(6.65)	(1.60)	(2.36)
Total distributions	$ —	$(0.29)	$(0.05)	$(6.65)	$(1.67)	$(2.50)
Net asset value — End of period	$28.04	$27.78	$25.47	$22.86	$37.47	$34.10
Total Return(2)	0.94%(3)	10.22%	11.64%	(19.49)%	15.03%	12.24%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$23,723	$25,440	$25,837	$26,078	$36,972	$35,873
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.13%(5)	1.10%	1.04%	1.03%	0.96%	0.99%
Net expenses	0.99%(5)(6)	0.99%(6)	0.99%(6)	0.99%(6)	0.96%	0.99%
Net investment income (loss)	0.35%(5)	0.37%	0.21%	0.24%	(0.09)%	0.26%
Portfolio Turnover	13%(3)	33%	31%	91%	74%	82%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023 and 2022).
6
See Notes to Financial Statements.

Calvert
VP SRI Mid Cap Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert VP SRI Mid Cap Portfolio (the Fund) is a diversified series of Calvert Variable Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide long-term capital appreciation by investing primarily in a portfolio of the equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
7

Calvert
VP SRI Mid Cap Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$23,812,343(1)	$ —	$ —	$23,812,343
Short-Term Investments	1,368	—	—	1,368
Total Investments	$23,813,711	$ —	$ —	$23,813,711

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
D  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
E  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
F  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
G  Segment Reporting— FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
H  Interim Financial Statements— The interim financial statements relating to June 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.65% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2025, the investment advisory fee amounted to $79,711.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2025, the investment advisory fee paid was reduced by $321 relating to the Fund's investment in the Liquidity Fund.
8

Calvert
VP SRI Mid Cap Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.99% of the Fund’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2026. For the six months ended June 30, 2025, CRM waived and/or reimbursed expenses of $16,733.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2025, CRM was paid administrative fees of $14,716.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $151 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2025, expenses incurred under the Servicing Plan amounted to $7,107 and are included in transfer agency fees and expenses on the Statement of Operations.
4  Investment Activity
During the six months ended June 30, 2025, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $3,178,002 and $4,805,594, respectively.
5  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$19,375,378
Gross unrealized appreciation	$5,243,499
Gross unrealized depreciation	(805,166)
Net unrealized appreciation	$4,438,333
9

Calvert
VP SRI Mid Cap Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
The Fund did not have any securities on loan at June 30, 2025.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
At June 30, 2025, the Fund had a balance outstanding pursuant to this line of credit of $50,000 at an annual interest rate of 5.33%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at June 30, 2025. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2025. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2025.
8  Affiliated Investments
At June 30, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $1,368, which represents less than 0.05% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$229,391	$3,362,070	$(3,590,093)	$ —	$ —	$1,368	$9,749	1,368
10

Calvert
VP SRI Mid Cap Portfolio
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

9  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 1,000,000,000 common shares, $0.01 par value.
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	20,512	$569,192	51,298	$1,385,886
Reinvestment of distributions	—	—	9,811	274,217
Shares redeemed	(90,212)	(2,501,637)	(159,845)	(4,277,463)
Net decrease	(69,700)	$(1,932,445)	(98,736)	$(2,617,360)
At June 30, 2025, separate accounts of four insurance companies each owned more than 10% of the value of the outstanding shares of the Fund, aggregating 84.0%.
11

Calvert
VP SRI Mid Cap Portfolio
June 30, 2025
Special Meeting of Shareholders (Unaudited)

Calvert Variable Series, Inc. held a Special Meeting of Shareholders on June 16, 2025 to elect the five Directors listed below. The other Directors named herein continue to serve as Directors. The results of the vote with respect to Calvert Variable Series, Inc. were as follows:
	Number of Shares
Nominee for Trustee	For	Withheld
Karen Fang	128,532,196	2,478,113
Von M. Hughes	127,832,683	3,177,626
Kim M. Keenan	128,781,560	2,228,749
Eddie Ramos	127,523,802	3,486,507
Carlton M. Waterhouse	127,087,366	3,922,943
Results are rounded to the nearest whole number.
12

Calvert
VP SRI Mid Cap Portfolio
June 30, 2025
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 9-10, 2025, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
13

Calvert
VP SRI Mid Cap Portfolio
June 30, 2025
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP SRI Mid Cap Portfolio (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2024. This performance data indicated that the Fund had underperformed the median of its peer universe and its benchmark index for the one-, three- and five-year periods ended December 31, 2024. The Board took into account management’s discussion of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were above the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
14

Calvert
VP SRI Mid Cap Portfolio
June 30, 2025
Board of Directors' Contract Approval — continued

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
15

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CVPSMC-NCSR 6.30.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Variable Series, Inc.

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date:	August 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	August 26, 2025

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date:	August 26, 2025